          Payden Strategic Income Fund

Schedule of Investments - January 31, 2020 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (7%)
500,000	Atrium XII 144A, (3 mo. LIBOR USD
	+ 2.800%), 4.60%, 4/22/27 (a)(b)	$499
700,000	Blackrock European CLO VII DAC 144A, (3 mo.
	EURIBOR + 1.700%), 1.70%, 10/15/31
	EUR (a)(b)(c)	777
300,000	BlueMountain CLO 2015-2 Ltd. 144A, (3 mo.
	LIBOR USD + 2.750%), 4.57%, 7/18/27 (a)(b)	288
450,000	BlueMountain CLO 2015-3 Ltd. 144A, (3 mo.
	LIBOR USD + 2.600%), 4.42%, 4/20/31 (a)(b)	426
230,000	CARS-DB4 LP 144A, 4.17%, 2/15/50 (b)	232
360,000	CARS-DB4 LP 144A, 4.95%, 2/15/50 (b)	370
590,000	Cedar Funding II CLO Ltd. 144A, (3 mo. LIBOR
	USD + 2.350%), 4.24%, 6/09/30 (a)(b)	591
500,000	Cent CLO 17 Ltd. 144A, (3 mo. LIBOR USD
	+ 2.800%), 4.57%, 4/30/31 (a)(b)	488
400,000	CIFC Funding 2013-III-R Ltd. 144A, (3 mo.
	LIBOR USD + 2.900%), 4.70%, 4/24/31 (a)(b)	393
620,000	CLNC 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.550%), 3.31%, 8/20/35 (a)(b)	623
338,016	Countrywide Asset-Backed Certificates,
	4.59%, 10/25/46 (d)	332
500,000	Dryden 33 Senior Loan Fund 144A, (3 mo.
	LIBOR USD + 1.750%), 3.58%, 4/15/29 (a)(b)	500
400,000	Dryden XXVI Senior Loan Fund 144A, (3 mo.
	LIBOR USD + 5.540%), 7.37%, 4/15/29 (a)(b)	392
379,275	FOCUS Brands Funding LLC 144A,
	3.86%, 4/30/47 (b)	381
400,000	Grippen Park CLO Ltd. 144A, (3 mo. LIBOR
	USD + 3.300%), 5.12%, 1/20/30 (a)(b)	401
500,000	LCM XXI LP 144A, (3 mo. LIBOR USD
	+ 2.000%), 3.82%, 4/20/28 (a)(b)	502
490,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.500%), 3.18%, 5/15/36 (a)(b)	491
800,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo.
	LIBOR USD + 1.150%), 2.83%, 6/15/28 (a)(b)	802
575,916	NP SPE II LLC 144A, 2.86%, 11/19/49 (b)	579
400,000	OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR
	USD + 2.900%), 4.69%, 4/26/31 (a)(b)	385
600,000	OZLME V DAC 144A, (3 mo. EURIBOR
	+ 1.750%), 1.75%, 1/14/32 EUR (a)(b)(c)	667
410,000	Planet Fitness Master Issuer LLC 144A,
	3.86%, 12/05/49 (b)	421
500,000	Regatta Funding LP 2013-2A 144A, (3 mo.
	LIBOR USD + 2.700%), 4.53%, 1/15/29 (a)(b)	500
370,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR
	USD + 1.400%), 3.08%, 7/15/38 (a)(b)	371
446,625	Wingstop Funding 2018-1 LLC 144A,
	4.97%, 12/05/48 (b)	461

Total Asset Backed (Cost - $11,833)		11,872

Bank Loans(e) (2%)
250,000	AI Convoy Luxembourg SARL Term Loan B 1L,
	(3 mo. EURIBOR + 3.750%), 3.75%, 1/31/27
	EUR (c)	277

Principal or Shares	Security Description	Value (000)

676,772	Altice France SA Term Loan B11 1L, (LIBOR
	USD 1-Month + 2.750%), 4.40%, 7/31/25	$672
475,136	CDW LLC Term Loan B 1L, (LIBOR USD
	1-Month + 1.750%), 3.40%, 8/30/24	478
300,000	Froneri Lux FinCo SARL Term Loan B 1L, (3 mo.
	EURIBOR + 2.625%), 2.63%, 1/29/27 EUR (c)	334
317,371	GOBP Holdings Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%), 4.41%, 10/22/25	318
500,000	Sotera Health Holdings LLC Term Loan 1L,
	(LIBOR USD 1-Month + 4.500%),
	6.15%, 12/11/26	502
786,000	Tacala Investment Corp. Term Loan B 1L,
	(LIBOR USD 1-Month + 4.000%),
	5.65%, 1/31/25	790

Total Bank Loans (Cost - $3,351)		3,371

Corporate Bond (47%)
Financial (20%)
435,000	AerCap Ireland Capital DAC/AerCap Global
	Aviation Trust, 5.00%, 10/01/21	457
415,000	Air Lease Corp., 2.30%, 2/01/25	416
400,000	Aircastle Ltd., 5.50%, 2/15/22	426
695,000	American Tower Corp., 2.40%, 3/15/25	705
770,000	Ares Capital Corp., 3.50%, 2/10/23	788
185,000	Ares Capital Corp., 3.63%, 1/19/22	189
430,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (b)	456
325,000	Banco do Brasil SA 144A, (10 yr. US Treasury
	Yield Curve Rate T Note Constant Maturity
	+ 6.362%), 9.00%, (a)(b)(f)	377
645,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 1.021%), 2.88%, 4/24/23 (a)	659
270,000	Barclays PLC, 3.68%, 1/10/23	278
510,000	BBVA USA, 2.88%, 6/29/22	522
550,000	Canadian Imperial Bank of Commerce,
	3.10%, 4/02/24	576
235,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%),
	5.80%, (a)(f)(g)	241
400,000	Citigroup Inc., (3 mo. LIBOR USD + 0.950%),
	2.88%, 7/24/23 (a)	409
130,000	Citigroup Inc., (3 mo. LIBOR USD + 4.478%),
	6.13%, (a)(f)	134
720,000	Citizens Bank NA, 3.25%, 2/14/22	741
390,000	Comerica Bank, 2.50%, 7/23/24	401
750,000	Cooperatieve Rabobank UA, 4.63%, 12/01/23	817
335,000	Credit Suisse Group AG 144A, (U.S. Secured
	Overnight Financing Rate + 1.560%),
	2.59%, 9/11/25 (a)(b)	341
830,000	Daimler Finance North America LLC 144A,
	3.65%, 2/22/24 (b)	879
450,000	Diversified Healthcare Trust, 4.75%, 5/01/24	475
160,000	Diversified Healthcare Trust, 6.75%, 4/15/20	161
425,000	Enstar Group Ltd., 4.50%, 3/10/22	445
275,000	Equinix Inc., 2.88%, 10/01/25 EUR (c)	314
770,000	Five Corners Funding Trust 144A,
	4.42%, 11/15/23 (b)	843
700,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD
	+ 1.235%), 3.14%, 2/15/23 (a)	692
630,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	643

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

415,000	FS KKR Capital Corp., 4.75%, 5/15/22	$432
415,000	GE Capital International Funding Co. Unlimited
	Co., 3.37%, 11/15/25	441
350,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 1.550%), 3.39%, 1/14/22 (a)	354
500,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 3.598%), 5.75%, (a)(f)	504
600,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD
	+ 1.110%), 2.90%, 4/26/22 (a)	606
415,000	Huntington Bancshares Inc., 2.55%, 2/04/30	417
500,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 5.88%, 2/01/22	500
475,000	International Lease Finance Corp.,
	4.63%, 4/15/21	490
500,000	Iron Mountain Inc., 5.75%, 8/15/24	506
630,000	Lloyds Banking Group PLC, 3.00%, 1/11/22	643
555,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.023%), 3.19%, 11/28/23 (a)(b)	573
830,000	Mitsubishi UFJ Financial Group Inc.,
	3.41%, 3/07/24	879
235,000	Mizuho Financial Group Inc. 144A,
	2.63%, 4/12/21 (b)	238
700,000	Mizuho Financial Group Inc., (3 mo. LIBOR
	USD + 1.000%), 3.92%, 9/11/24 (a)	742
980,000	Morgan Stanley, (3 mo. LIBOR USD + 0.930%),
	2.73%, 7/22/22 (a)	990
500,000	MPT Operating Partnership LP/MPT Finance
	Corp., 5.50%, 5/01/24	511
320,000	Muthoot Finance Ltd. 144A,
	6.13%, 10/31/22 (b)	332
345,000	Owl Rock Capital Corp., 3.75%, 7/22/25	348
415,000	PNC Bank NA, (3 mo. LIBOR USD + 0.440%),
	2.23%, 7/22/22 (a)	418
450,000	Regions Bank, (3 mo. LIBOR USD + 0.500%),
	2.40%, 8/13/21 (a)	451
850,000	Santander Holdings USA Inc. 144A,
	3.24%, 10/05/26 (b)	872
310,000	Santander UK PLC, 3.75%, 11/15/21	321
500,000	SBA Communications Corp., 4.00%, 10/01/22	510
640,000	Shriram Transport Finance Co. Ltd. 144A,
	5.95%, 10/24/22 (b)	657
580,000	SLM Corp., 5.13%, 4/05/22	600
415,000	Standard Chartered PLC 144A, (3 mo. LIBOR
	USD + 1.209%), 2.82%, 1/30/26 (a)(b)	421
675,000	Sumitomo Mitsui Financial Group Inc.,
	2.78%, 7/12/22	691
335,000	Synchrony Financial, 2.85%, 7/25/22	342
150,000	Synchrony Financial, 3.75%, 8/15/21	154
485,000	Toronto-Dominion Bank, 2.65%, 6/12/24	503
1,030,000	Truist Bank, (3 mo. LIBOR USD + 0.500%),
	3.53%, 10/26/21 (a)	1,044
505,000	VEREIT Operating Partnership LP,
	4.60%, 2/06/24	551
500,000	Volkswagen Group of America Finance LLC
	144A, 3.88%, 11/13/20 (b)	508
735,000	Wells Fargo Bank NA, (3 mo. LIBOR USD
	+ 0.660%), 2.55%, 9/09/22 (a)	740

Principal or Shares	Security Description	Value (000)

625,000	Zions Bancorp NA, 3.35%, 3/04/22	$643

		32,317

Industrial (19%)
430,000	1011778 BC ULC/New Red Finance Inc. 144A,
	5.00%, 10/15/25 (b)	445
165,000	AbbVie Inc. 144A, 2.30%, 11/21/22 (b)	167
605,000	AbbVie Inc. 144A, 2.60%, 11/21/24 (b)	619
500,000	American Airlines 2019-1 Class A Pass-Through
	Trust, 3.50%, 2/15/32	531
400,000	Anglo American Capital PLC 144A,
	4.13%, 4/15/21 (b)	410
400,000	Ashland Services BV 144A, 2.00%, 1/30/28
	EUR (b)(c)	444
600,000	AT&T Inc., (3 mo. LIBOR USD + 1.180%),
	3.07%, 6/12/24 (a)	611
540,000	Aviation Capital Group LLC 144A,
	3.88%, 5/01/23 (b)	562
725,000	Avolon Holdings Funding Ltd. 144A,
	3.63%, 5/01/22 (b)	748
820,000	Baidu Inc., 4.38%, 5/14/24	886
715,000	Bayer U.S. Finance II LLC 144A, (3 mo. LIBOR
	USD + 0.630%), 2.58%, 6/25/21 (a)(b)	718
350,000	Bayer U.S. Finance II LLC 144A,
	3.50%, 6/25/21 (b)	358
500,000	Blue Cross & Blue Shield of Minnesota 144A,
	3.79%, 5/01/25 (b)	527
580,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (b)	604
1,065,000	Bristol-Myers Squibb Co. 144A,
	2.90%, 7/26/24 (b)	1,113
335,000	Broadcom Inc. 144A, 3.13%, 10/15/22 (b)	344
925,000	Broadcom Inc. 144A, 4.25%, 4/15/26 (b)	999
300,000	CCO Holdings LLC/CCO Holdings Capital
	Corp., 5.75%, 9/01/23	304
50,000	CDW LLC/CDW Finance Corp.,
	5.50%, 12/01/24	56
450,000	Centene Corp. 144A, 4.25%, 12/15/27 (b)	470
500,000	Churchill Downs Inc. 144A, 4.75%, 1/15/28 (b)	516
500,000	Cigna Corp., (3 mo. LIBOR USD + 0.650%),
	2.55%, 9/17/21 (a)	500
400,000	Cigna Corp., 3.75%, 7/15/23	423
220,000	Continental Resources Inc., 5.00%, 9/15/22	221
500,000	Covanta Holding Corp., 5.88%, 3/01/24	510
275,000	Crown European Holdings SA, 2.88%, 2/01/26
	EUR (c)(h)	329
300,000	DaVita Inc., 5.13%, 7/15/24	307
300,000	Dell International LLC/EMC Corp. 144A,
	4.42%, 6/15/21 (b)	309
500,000	DH Europe Finance II Sarl, 2.20%, 11/15/24	508
292,000	Encompass Health Corp., 5.75%, 11/01/24	296
785,000	GATX Corp., 4.35%, 2/15/24	845
500,000	Goodyear Tire & Rubber Co., 5.13%, 11/15/23	508
500,000	HCA Inc., 5.00%, 3/15/24	554
570,000	Indonesia Asahan Aluminium Persero PT 144A,
	5.23%, 11/15/21 (b)	599
320,000	JD.com Inc., 3.38%, 1/14/30	328
310,000	Keurig Dr Pepper Inc., 4.06%, 5/25/23	331
200,000	Land O’ Lakes Inc. 144A, 7.00%, (b)(f)	184

Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

456,700	Latam Airlines 2015-1 Pass-Through Trust A,
	4.20%, 11/15/27	$473
580,000	Lennar Corp., 4.75%, 11/29/27	644
500,000	Level 3 Financing Inc., 5.13%, 5/01/23	503
530,000	Meritage Homes Corp., 5.13%, 6/06/27	571
375,000	Mylan NV, 3.15%, 6/15/21	381
775,000	Nissan Motor Acceptance Corp. 144A,
	2.15%, 7/13/20 (b)	776
500,000	Northwell Healthcare Inc., 4.26%, 11/01/47	576
250,000	Orange SA, 9.00%, 3/01/31	397
390,000	Prosus NV 144A, 3.68%, 1/21/30 (b)	404
500,000	Reynolds Group Issuer Inc./Reynolds Group
	Issuer LLC/Reynolds Group Issuer Lu 144A,
	5.13%, 7/15/23 (b)	511
375,000	Ryder System Inc., 2.88%, 6/01/22	384
500,000	Service Corp. International, 5.38%, 5/15/24	513
555,000	Shire Acquisitions Investments Ireland DAC,
	2.40%, 9/23/21	560
100,000	Sirius XM Radio Inc. 144A, 4.63%, 5/15/23 (b)	101
450,000	Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (b)	473
885,000	SMBC Aviation Capital Finance DAC 144A,
	2.65%, 7/15/21 (b)	894
500,000	Standard Industries Inc. 144A,
	4.75%, 1/15/28 (b)	514
735,000	Tencent Holdings Ltd. 144A, 3.28%, 4/11/24 (b)	769
300,000	Tenet Healthcare Corp., 8.13%, 4/01/22	328
800,000	Teva Pharmaceutical Finance Netherlands II BV
	144A, 6.00%, 1/31/25 EUR (b)(c)	952
130,000	Teva Pharmaceutical Finance Netherlands III BV,
	2.20%, 7/21/21	128
815,000	Toledo Hospital, 5.33%, 11/15/28	931
805,000	United Technologies Corp., 3.65%, 8/16/23	857
450,000	Univar Solutions USA Inc. 144A,
	5.13%, 12/01/27 (b)	468
430,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23 (b)	445

		31,737

Utility (8%)
340,000	Antero Resources Corp., 5.13%, 12/01/22	294
450,000	CenterPoint Energy Inc., 3.60%, 11/01/21	463
290,700	Cometa Energia SA de CV 144A,
	6.38%, 4/24/35 (b)	333
800,000	Dominion Energy Inc., 4.10%, 4/01/21	819
380,000	DTE Energy Co., 3.70%, 8/01/23	402
430,000	Emera U.S. Finance LP, 2.70%, 6/15/21	435
330,000	Energy Transfer Operating LP, 2.90%, 5/15/25	334
370,000	Energy Transfer Partners LP/Regency Energy
	Finance Corp., 5.00%, 10/01/22	393
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	538
355,000	EQM Midstream Partners LP, 4.75%, 7/15/23	351
615,000	EQT Corp., 3.00%, 10/01/22 (g)	593
375,000	Evergy Inc., 2.45%, 9/15/24	382
560,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (b)(g)	560
165,000	Laredo Petroleum Inc., 9.50%, 1/15/25	150
940,000	Midwest Connector Capital Co. LLC 144A,
	3.90%, 4/01/24 (b)	999

Principal or Shares	Security Description	Value (000)

414,000	Mississippi Power Co., (3 mo. LIBOR USD
	+ 0.650%), 2.60%, 3/27/20 (a)	$414
860,000	MPLX LP, (3 mo. LIBOR USD + 0.900%),
	2.79%, 9/09/21 (a)	863
335,000	Occidental Petroleum Corp., 2.90%, 8/15/24	343
400,000	Petroleos Mexicanos 144A, 5.95%, 1/28/31 (b)	408
385,000	Petroleos Mexicanos 144A, 6.49%, 1/23/27 (b)	418
735,000	Phillips 66 Partners LP, 2.45%, 12/15/24	745
480,000	ReNew Power Pvt. Ltd. 144A,
	5.88%, 3/05/27 (b)	483
350,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	394
470,000	SM Energy Co., 6.13%, 11/15/22	467
330,000	TerraForm Power Operating LLC 144A,
	4.75%, 1/15/30 (b)	348
580,000	Viper Energy Partners LP 144A,
	5.38%, 11/01/27 (b)	606
445,000	Vistra Operations Co. LLC 144A,
	3.55%, 7/15/24 (b)	458

		12,993

Total Corporate Bond (Cost - $74,564)		77,047

Foreign Government (3%)
830,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29
	CAD (b)(c)	630
406,667	Dominican Republic International Bond 144A,
	7.50%, 5/06/21 (b)	421
430,000	Georgia Government International Bond 144A,
	6.88%, 4/12/21 (b)	454
430,000	Ghana Government International Bond 144A,
	7.88%, 3/26/27 (b)	461
500,000	Honduras Government International Bond 144A,
	8.75%, 12/16/20 (b)	526
360,000	Mongolia Government International Bond 144A,
	8.75%, 3/09/24 (b)	408
500,000	Municipal Finance Authority of British
	Columbia, 2.55%, 10/09/29 CAD (c)	397
380,000	Nigeria Government International Bond 144A,
	6.50%, 11/28/27 (b)	392
350,000	Republic of Italy Government International
	Bond, 4.00%, 10/17/49	356
1,900,000	Republic of Poland Government Bond,
	2.50%, 4/25/24 PLN (c)	505
350,000	Senegal Government International Bond 144A,
	4.75%, 3/13/28 EUR (b)(c)	415
294,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (b)	317
300,000	Uruguay Government International Bond,
	4.98%, 4/20/55	374

Total Foreign Government (Cost - $5,530)		5,656

Mortgage Backed (18%)
109,253	Alternative Loan Trust 2005-47CB,
	5.50%, 10/25/35	96
131,715	Alternative Loan Trust 2005-54CB,
	5.13%, 11/25/35	111
680,093	Alternative Loan Trust 2005-54CB,
	5.50%, 11/25/35	594

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

255,530	Alternative Loan Trust 2007-9T1,
	6.00%, 5/25/37	$178
349,612	American Home Mortgage Investment Trust
	2006-3, (6 mo. LIBOR USD + 1.750%),
	3.66%, 12/25/36 (a)	330
190,120	Banc of America Funding 2005-H Trust,
	3.93%, 11/20/35 (d)	172
13,331,001	BANK 2018-BNK14, 0.67%, 9/15/60 (d)	465
420,507	BCAP LLC Trust 2007-AA2, 6.00%, 4/25/37	342
420,000	BX Commercial Mortgage Trust 2018-IND
	144A, (1 mo. LIBOR USD + 2.050%),
	3.73%, 11/15/35 (a)(b)	422
680,000	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 1.080%),
	2.76%, 10/15/36 (a)(b)	684
170,056	CHL Mortgage Pass-Through Trust 2004-29,
	2.81%, 2/25/35 (d)	154
9,639,126	Citigroup Commercial Mortgage Trust 2018-C6,
	0.96%, 11/10/51 (d)	573
421,036	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 2.150%),
	3.81%, 11/25/39 (a)(b)	425
340,372	Connecticut Avenue Securities Trust 2019-R05
	144A, (1 mo. LIBOR USD + 0.750%),
	2.41%, 7/25/39 (a)(b)	341
600,000	Connecticut Avenue Securities Trust 2019-R07
	144A, (1 mo. LIBOR USD + 2.100%),
	3.76%, 10/25/39 (a)(b)	608
92,805	CSMC Mortgage-Backed Trust 2006-7,
	6.00%, 8/25/36	71
296,057	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%),
	2.61%, 10/25/29 (a)	296
497,970	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%),
	11.91%, 1/25/29 (a)	660
772,292	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 11.750%),
	13.41%, 10/25/28 (a)	1,083
497,908	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%),
	13.91%, 9/25/28 (a)	713
1,825,000	FHLMC Multifamily Structured Pass-Through
	Certificates, 2.45%, 8/25/23	1,871
1,042,000	FHLMC Multifamily Structured Pass-Through
	Certificates, 3.32%, 2/25/23	1,091
1,400,212	FN BM2007 30YR, 4.00%, 9/01/48	1,469
1,489,692	FN MA2561 15YR, 3.00%, 3/01/31	1,542
1,289,827	FN MA3106 30YR, 3.00%, 8/01/47	1,329
1,280,000	FNCI, 3.50%, 30YR TBA (i)	1,321
290,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 1.850%), 3.51%, 9/25/49 (a)(b)	291

Principal or Shares	Security Description	Value (000)

641,895	Freddie Mac STACR Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 0.750%),
	2.41%, 10/25/48 (a)(b)	$642
300,000	Freddie Mac STACR Trust 2019-FTR3 144A, (1 mo. LIBOR USD + 4.800%),
	6.54%, 9/25/47 (a)(b)	323
300,000	Freddie Mac STACR Trust 2019-FTR4 144A, (1 mo. LIBOR USD + 5.000%),
	6.66%, 11/25/47 (a)(b)	319
570,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 1.400%),
	3.06%, 2/25/49 (a)(b)	572
600,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 4.600%),
	6.26%, 12/25/42 (a)	650
496,343	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 8.800%),
	10.46%, 3/25/28 (a)	611
495,138	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 9.350%),
	11.01%, 4/25/28 (a)	639
331,708	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 10.500%),
	12.16%, 5/25/28 (a)	438
496,509	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 11.250%),
	12.91%, 12/25/28 (a)	691
248,728	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 11.250%),
	12.91%, 10/25/29 (a)	311
535,566	G2 MA3597 30YR, 3.50%, 4/20/46	561
1,452,070	G2 MA3802 30YR, 3.00%, 7/20/46	1,508
330,960	GSMPS Mortgage Loan Trust 2005-RP2 144A, (1 mo. LIBOR USD + 0.350%),
	2.01%, 3/25/35 (a)(b)	312
42,603	JP Morgan Mortgage Trust 2006-A4,
	4.45%, 6/25/36 (d)	39
202,631	JP Morgan Mortgage Trust 2014-2 144A,
	3.00%, 6/25/29 (b)(d)	206
320,000	Multifamily Connecticut Avenue Securities Trust
	2019-01 144A, (1 mo. LIBOR USD + 3.250%),
	4.91%, 10/15/49 (a)(b)	337
79,734	Nationstar Mortgage Loan Trust 2013-A 144A,
	3.75%, 12/25/52 (b)(d)	82
83,468	New Residential Mortgage Loan Trust 2015-1
	144A, 3.75%, 5/28/52 (b)(d)	88
350,093	New Residential Mortgage Loan Trust 2015-2
	144A, 3.75%, 8/25/55 (b)(d)	369
616,407	New Residential Mortgage Loan Trust 2017-4
	144A, 4.00%, 5/25/57 (b)(d)	657
109,204	PHH Alternative Mortgage Trust Series 2007-1,
	6.00%, 2/25/37	103
161,088	RFMSI Series 2006-SA2 Trust,
	5.11%, 8/25/36 (d)	130

          Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

1,000,000	Seasoned Credit Risk Transfer Trust Series
	2016-1 144A, 3.00%, 9/25/55 (b)(d)	$1,006
312,216	Sequoia Mortgage Trust 2017-CH1 144A,
	3.50%, 8/25/47 (b)(d)	321
660,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 2.400%), 4.06%, 2/25/47 (a)(b)	678
300,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 10.500%), 12.16%, 2/25/47 (a)(b)	365
196,547	WaMu Mortgage Pass-Through Certificates
	Series 2006-AR10 Trust, 3.71%, 9/25/36 (d)	192
492,756	WaMu Mortgage Pass-Through Certificates
	Series 2007-HY1 Trust, 3.95%, 2/25/37 (d)	496

Total Mortgage Backed (Cost - $28,326)		29,878

Municipal (4%)
910,000	California Health Facilities Financing Authority,
	2.48%, 6/01/27	934
650,000	California Pollution Control Financing Authority
	144A, 5.00%, 7/01/37 (b)	696
1,000,000	California Pollution Control Financing Authority
	144A, 6.75%, 12/01/28 (b)	1,053
250,000	California Pollution Control Financing Authority
	144A, 7.50%, 12/01/39 (b)	228
250,000	District of Columbia Water & Sewer Authority,
	4.81%, 10/01/14	354
1,500,000	Municipal Improvement Corp. of Los Angeles,
	3.43%, 11/01/21	1,546
1,000,000	New York Transportation Development Corp.,
	5.00%, 7/01/41	1,129

Total Municipal (Cost - $5,650)		5,940

U.S. Treasury (20%)
15,310,000	U.S. Treasury Bill, 1.52%, 3/10/20 (j)	15,287
1,000,000	U.S. Treasury Bond, 2.25%, 8/15/46	1,045
3,840,000	U.S. Treasury Note, 1.38%, 8/31/26	3,830
11,840,000	U.S. Treasury Note, 1.63%, 8/15/29	11,957
770,000	U.S. Treasury Note, 2.75%, 7/31/23 (k)(l)	808

Total U.S. Treasury (Cost - $32,711)		32,927

Stocks (1%)
Master Limited Partnership (0%)
15,700	Energy Transfer LP	198
8,200	Enterprise Products Partners LP	211
4,000	Magellan Midstream Partners LP	245

		654

Preferred Stock (0%)
3,840	Goldman Sachs Group Inc., 6.30%	102
3,550	U.S. Bancorp, 6.50%	98

		200

Real Estate Investment Trust (1%)
1,200	AvalonBay Communities Inc.	260
2,200	CoreSite Realty Corp.	258
1,900	Crown Castle International Corp.	285
3,400	Prologis Inc.	316

		1,119

Total Stocks (Cost - $1,671)		1,973

Investment Company (1%)
1,465,761	Payden Cash Reserves Money Market Fund *
	(Cost - $1,466)	1,466

Principal or Shares	Security Description	Value (000)

Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $203)		$16

Total Investments, Before Options Written
(Cost - $165,305) (103%)		170,146

Written Swaptions (0%)
Total Written Swaptions (Cost - $(157))		(1)

Total Investments (Cost - $165,148) (103%)		170,145
Liabilities in excess of Other Assets (-3%)		(4,998)

Net Assets (100%)		$165,147

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020. The stated maturity is subject to prepayments.
(f)	Perpetual security with no stated maturity date.
(g)

All or a portion of these securities are on loan. At January 31, 2020, the total market value of the Fund’s securities on loan is $1,044 and the total market value of the collateral held by the Fund is $1,076. Amounts in 000s.

(h)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(i)	Security was purchased on a delayed delivery basis.
(j)	Yield to maturity at time of purchase.
(k)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(l)	All or a portion of the security is pledged to cover futures contract margin requirements.

5   Payden Mutual Funds

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Purchased Swaptions 0.0%
10Y-2Y CMS Index, 2/06/20, Pay Fixed 0.112% at Maturity, Receive	BNP PARIBAS	$41,733	02/06/2020	$—	Call
Pay at Maturity with Strike Cap of 0.205%
10-Year Interest Rate Swap, 02/20/20, Pay Fixed 1.78%	Citibank, N.A.	5,013	02/20/2020	16	Call
Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR
2-Year Interest Rate Swap, 02/05/22, Pay Fixed 1.6375%	BNP PARIBAS	21,276	02/05/2022	—	Put
Semi-Annually, Receive Variable Quarterly, 3-Month USD LIBOR

Total Swaptions				$16

Written Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration date	Value (000s)	Call/Put
Written Swaptions 0.0%
10-Year Interest Rate Swap, 02/05/30, Receive Fixed 1.78%	BNP PARIBAS	$4,499	02/05/2030	$—	Put
Semi-Annually, Pay Variable Quarterly, 3-Month USD LIBOR
10-Year Interest Rate Swap, 02/20/20, Receive Fixed 0.4%	Citibank, N.A.	3,508	02/20/2020	(1)	Call
Semi-Annually, Pay Variable Quarterly, 3-Month USD LIBOR

Total Swaptions				$(1)

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 240	USD 267	Citibank, N.A.	03/23/2020	$—
USD 4,117	EUR 3,694	Citibank, N.A.	03/23/2020	7
USD 517	PLN 1,983	Citibank, N.A.	04/28/2020	5

				12

Liabilities:
BRL 1,426	USD 337	Citibank, N.A.	04/30/2020	(5)
MXN 6,370	USD 337	Citibank, N.A.	04/30/2020	(4)
RUB 21,140	USD 334	Citibank, N.A.	04/30/2020	(7)
USD 1,009	CAD 1,342	HSBC Bank USA, N.A.	03/23/2020	(5)
ZAR 3,710	USD 251	Citibank, N.A.	04/30/2020	(7)

				(28)

Net Unrealized Appreciation (Depreciation)				$(16)

Payden Strategic Income Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 5-Year Note Future	90	Mar-20	$10,829	$118	$118
U.S. Ultra Bond Future	8	Mar-20	1,550	52	52

					170

Short Contracts:
U.S. 10-Year Ultra Future	27	Mar-20	(3,933)	(86)	(86)
U.S. Treasury 10-Year Note Future	41	Mar-20	(5,398)	(48)	(48)

					(134)

Total Futures					$36

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America	12/20/2024	$3,762	$399	$363	$36
High Yield Series 33 Index), Pay 5% Quarterly, Receive upon credit default

7   Payden Mutual Funds